UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2005
                    ----------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2005 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Short-Term Asset Reserve Fund

The Fund invests all of its investable assets in The Standish Mellon Short-Term Asset Reserve Portfolio (the "Short-Term Asset Reserve Portfolio"). The Short-Term Asset Reserve Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2005 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

                 Standish Mellon International Fixed Income Fund
                    Schedule of Investments - March 31, 2005

Security Description                                          Rate         Maturity                Par Value          Value
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 104.8%
BONDS AND NOTES - 89.6%
Corporate -5.0%
Basic Materials - 0.4%
International Steel Group, Inc.                               6.500        4/15/2014             $  835,000     $     851,700
                                                                                                                -------------

Communications - 1.0%
CSC Holdings, Inc.                                            7.875       12/15/2007                420,000           436,800
RH Donnelley Finance Corp.144A                                8.875       12/15/2010                125,000           136,250
RH Donnelley Finance Corp.144A                               10.875       12/15/2012                195,000           224,738
Sprint Capital Corp.                                          8.375        3/15/2012              1,100,000         1,285,568
                                                                                                                -------------
                                                                                                                    2,083,356
                                                                                                                -------------

Consumer Cyclical - 0.6%
Mohegan Tribal Gaming Authority                               8.000        4/1/2012                 650,000           689,000
Yum! Brands, Inc.                                             8.875        4/15/2011                450,000           539,177
                                                                                                                -------------
                                                                                                                    1,228,177
                                                                                                                -------------

Consumer Noncyclical - 1.0%
Aramark Services, Inc.                                        7.000        7/15/2006              2,040,000         2,100,737
                                                                                                                -------------

Energy - 0.7%
Chesapeake Energy Corp.                                       8.125        4/1/2011                 555,000           588,300
Pemex Project Funding Master Trust (a) 144A                   4.310        6/15/2010                515,000           525,300
Petronas Capital Ltd.144A                                     7.875        5/22/2022                430,000           515,947
                                                                                                                -------------
                                                                                                                    1,629,547
                                                                                                                -------------

Financial - 1.0%
Chevy Chase Bank FSB                                          6.875        12/1/2013                705,000           729,675
Glencore Funding LLC 144A                                     6.000        4/15/2014              1,625,000         1,545,367
                                                                                                                -------------
                                                                                                                    2,275,042
                                                                                                                -------------

Utilities - 0.3%
AES Corp. 144A                                                8.750        5/15/2013                610,000           664,900
                                                                                                                -------------
Total Corporate Bonds (Cost $10,494,855)                                                                           10,833,459
                                                                                                                -------------

Sovereign Bonds - 2.3%
Egyptian Note 144A                                            7.500        5/15/2005                745,000           748,278
Republic of Brazil (a)                                        4.313        4/15/2012                476,474           447,290
Republic of El Salvador                                       8.500        7/25/2011                510,000           576,300
Republic of Panama                                            8.875        9/30/2027                270,000           290,250
Republic of South Africa                                      9.125        5/19/2009                275,000           313,500
Republic of South Africa                                      7.375        4/25/2012                370,000           407,000
Russian Federation                                           11.000        7/24/2018                360,000           497,700
Russian Federation                                           12.750        6/24/2028                190,000           311,125
Russian Federation                                            5.000        3/31/2030                735,000           755,213
Serbian Government                                            3.750       11/15/2024                625,000           506,250
Ukraine Government Senior Notes                              11.000        3/15/2007                235,211           251,969
                                                                                                                -------------
Total Sovereign Bonds (Cost $5,090,083)                                                                             5,104,875
                                                                                                                -------------

Yankee Bonds - 2.8%
Royal Caribbean Cruises Ltd.                                  8.250        4/1/2005                 225,000           225,000
Rogers Wireless, Inc.                                         7.250       12/15/2012              1,380,000         1,407,600
Rogers Wireless, Inc.                                         7.500        3/15/2015                255,000           263,288
Ispat Inland Ulc                                              9.750        4/1/2014                 832,000           973,440
HBOS PLC 144A                                                 5.375        11/1/2013              1,575,000         1,576,973
British Sky Broadcasting PLC                                  7.300       10/15/2006              1,035,000         1,081,155
Amvescap PLC                                                  5.900        1/15/2007                250,000           257,429
Amvescap PLC                                                  5.375        2/27/2013                245,000           243,107
                                                                                                                -------------
Total Yankee Bonds (Cost $6,047,848)                                                                                6,027,992
                                                                                                                -------------

Foreign Denominated - 79.5%
Australia-11.5%
Australian Government                                         5.250        8/15/2010     AUD     13,780,000        10,438,462
Australian Government                                         6.000        2/15/2017              4,500,000         3,560,570
Australian Government Bond                                    5.750        6/15/2011             14,210,000        11,034,268
                                                                                                                -------------
                                                                                                                   25,033,300
                                                                                                                -------------
Canada-0.8%
Canadian Pacific Railway Ltd 144A                             4.900        6/15/2010     CAD      2,000,000         1,696,097
                                                                                                                -------------

Denmark-1.1%
Realkredit Danmark A/S                                        4.000        1/1/2006      DKK     13,965,000         2,459,664
                                                                                                                -------------

Euro-39.7%
Allied Domecq Financial Services PLC                          5.875        6/12/2009     EUR        370,000           525,394
Allied Irish Bank UK (a)                                      4.781       12/10/2049                665,000           883,880
Autostrade SpA (a)                                            2.583        6/9/2011                 900,000         1,178,394
Bank of America Corp                                          4.750        5/6/2019                 780,000         1,061,174
Barclays Bank PLC                                             7.500       12/15/2010              1,025,000         1,586,517
Barclays Bank PLC (a)                                         4.875       12/15/2014                660,000           875,777
Belgium Government Bond                                       4.250        9/28/2013              4,580,000         6,241,213
Bertelsmann US Finance, Inc.                                  4.625        6/3/2010                 445,000           604,423
Bundesschatzanweisungen                                       2.750        6/23/2006              4,675,000         6,088,840
Citigroup Inc                                                 2.286        6/3/2011               1,250,000         1,622,770
Depfa ACS Bank 144A                                           3.875        7/15/2013              2,550,000         3,363,853
Deutsche Cap Trust IV (a)                                     5.330        9/29/2049                600,000           838,136

Deutsche Republic                                             4.500        1/4/2013                 495,000           688,626
Deutsche Republic                                             4.750        7/4/2034               5,945,000         8,530,080
Deutsche Telekom International Finance BV                     7.125        7/11/2011                700,000         1,065,913
Dexia Municipal Agency                                        5.375        4/26/2007              2,355,000         3,220,372
FCE Bank PLC (a)                                              2.542        6/28/2006                880,000         1,126,408
France Telecom                                                7.250        1/28/2013                670,000         1,054,448
France Telecom                                                8.125        1/28/2033              1,170,000         2,182,288
French Treasury Note                                          4.500        7/12/2006              8,995,000        11,963,996
GE Capital European Funding                                   2.266        5/4/2011               1,260,000         1,632,493
General Motors Acceptance Corp.                               4.375        9/26/2006                440,000           554,963
General Motors Acceptance Corp. (a)                           3.897        7/5/2005                 865,000         1,116,892
Glencore Finance Europe SA/Luxembourg                         5.375        9/30/2011              1,355,000         1,802,616
HBOS PLC                                                      6.050       11/23/2049                390,000           572,991
Hellenic Republic                                             3.700        7/20/2015              3,350,000         4,297,754
Hilton Group Finance PLC                                      6.500        7/17/2009                565,000           819,124
HJ Heinz BV                                                   5.125        4/10/2006                550,000           731,713
HSBC Finance Corp.                                            6.500        5/5/2009                 335,000           488,872
International Paper Co.                                       5.375        8/11/2006                405,000           542,632
Kappa Beheer BV                                              10.625        7/15/2009                365,000           496,692
Kingdom of Denmark                                            3.125       10/15/2010              1,765,000         2,272,343
Natexis Banques Populaires                                    4.375        6/20/2013                615,000           829,371
National Westminster Bank PLC                                 6.625        10/5/2009                550,000           806,165
Netherlands Government Bond                                   5.500        7/15/2010              3,770,000         5,444,532
MPS Capital Trust                                             7.990        2/7/2011                 550,000           861,348
Owens-Brockway Glass Containers 144A                          6.750        12/1/2014                520,000           700,877
Parker Hannifin Corp.                                         6.250       11/21/2005                200,000           265,300
Pemex Project Funding Master Trust 144A                       6.625        4/4/2010                 440,000           624,413
Sara Lee Corp.                                                6.125        7/27/2007                545,000           757,528
Telecom Italia Finance SA                                     7.250        4/20/2011                985,000         1,503,509
Telenor ASA                                                   5.875        12/5/2012              1,100,000         1,630,145
Tyco International Group SA                                   5.500       11/19/2008                760,000         1,055,877
Volkswagen International Finance NV                           4.875        5/22/2013                755,000         1,035,624
Veolia Environnement                                          4.875        5/28/2013                620,000           851,363
                                                                                                                -------------
                                                                                                                   86,397,639
                                                                                                                -------------
Singapore-2.7%
Singapore Government Bond                                     3.500        7/1/2012      SGD      9,300,000         5,828,254
                                                                                                                -------------

Swedish-9.9%
Swedish Government                                            8.000        8/15/2007     SEK    101,140,000        16,085,836
Swedish Government                                            5.250        3/15/2011             35,040,000         5,467,347
                                                                                                                -------------
                                                                                                                   21,553,183
                                                                                                                -------------

United Kingdom-13.8%
Inco                                                         15.750        7/15/2006     GBP        796,000         1,624,436
 United Kingdom Gilt                                          4.000        3/7/2009              10,360,000        19,107,702
United Kingdom Gilt                                           8.000        9/27/2013              2,440,000         5,666,803
United Kingdom Gilt                                           4.250        6/7/2032               2,040,000         3,662,245
                                                                                                                -------------
                                                                                                                   30,061,186
                                                                                                                -------------
Total Foreign Denominated (Cost $167,759,528)                                                                     173,029,323
                                                                                                                -------------
TOTAL BONDS AND NOTES (Cost $ 189,392,314)                                                                        194,995,649
                                                                                                                   ----------

SHORT TERM INVESTMENTS - 5.6%
U.S. Government - 5.6%
Treasury Bill+ * (Cost $ 12,129,687)                          2.735        6/16/2005             12,200,000        12,130,521
                                                                                                                -------------

INVESTMENT OF CASH COLLATERAL - 9.6%                                                               Shares
                                                                                                 ---------
BlackRock Cash Strategies L.L.C. ++ (Cost $ 20,938,874)                                          20,938,874        20,938,874
                                                                                                                -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 222,460,875)                                                               228,065,044
                                                                                                                -------------

AFFILIATED INVESTMENTS - 4.5%
Dreyfus Institutional Preferred Plus Money Market Fund+++
(Cost $9,792,134)                                                                                 9,792,134         9,792,134

TOTAL INVESTMENTS - 109.3% (Cost $ 232,253,009)                                                                   237,857,178
                                                                                                                -------------
Liabilities in Excess of Other Assets - (9.3%)
                                                                                                                  (20,388,458)
                                                                                                                -------------
NET ASSETS - 100.0%                                                                                             $ 217,468,720
                                                                                                                =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
 AUD-Australian Dollar
 CAD-Canadian Dollar
 DKK-Danish Krone
 EUR-Euro
 GBP-British Pound
 SGD-Singapore Dollar
 SEK-Swedish Krona
 (a) Variable Rate Security; rate indicated is as if 3/31/2005.
 +   Denotes all or part of security segregated as collateral.
 *   Rate noted is yield to maturity.
 ++ Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.
+++  Affiliated institutional money market.

At March 31, 2005 the Fund held the following futures contracts:

Contract                                                   Expiration        Underlying Face     Unrealized
                                             Position         Date           Amount at Value        Gain
-----------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (205 Contracts)      Short        6/30/2005          $ 22,186,445       $231,267
U.S. 10 Year Treasury Note (45 Contracts)      Short        6/30/2005             4,976,016         58,855
                                                                                                 ----------
                                                                                                  $290,122
                                                                                                 ==========

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                              Local Principal     Contract Value     Value at March    USD Amount to    Unrealized
Contracts to Receive              Amount               Date             31, 2005          Deliver       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------
Australian Dollar               $15,340,000          6/15/2005         $11,775,658      11,993,544        (217,886)
Brazilian Real                    2,200,000          2/10/2006             733,339         733,333               6
Euro                             22,560,000          6/15/2005          29,295,829      29,931,342        (635,513)
British Pound Sterling            8,290,000          6/15/2005          15,607,917      15,765,357        (157,440)
Swedish Krona                    69,480,000          6/15/2005           9,852,482      10,105,006        (252,524)
Singapore Dollar                  8,290,000          6/15/2005           5,034,525       5,111,289         (76,764)
                                                                      --------------------------------------------
Total                                                                  $72,299,750     $73,639,871      (1,340,121)
                                                                      ============================================

                              Local Principal     Contract Value     Value at March    USD Amount to    Unrealized
Contracts to Deliver              Amount               Date             31, 2005          Receive       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------
Australian Dollar                 5,321,490           4/1/2005       $   4,108,930        4,110,159     $    1,229
Australian Dollar                47,150,000          6/15/2005          36,194,411       37,054,144        859,733
Canadian Dollar                   2,150,000          6/15/2005           1,779,704        1,785,788          6,084
Danish Krone                     24,490,000          6/15/2005           4,271,753        4,417,627        145,874
Euro                              7,795,679           4/1/2005          10,103,409       10,086,829        (16,580)
Euro                             88,172,780          6/15/2005         114,496,883      118,707,779      4,210,896
British Pound Sterling            3,007,362           4/1/2005           5,683,911        5,657,751        (26,160)
British Pound Sterling           23,850,000          6/15/2005          44,903,356       45,644,130        740,774
Swedish Krona                    28,974,143           4/1/2005           4,099,554        4,104,161          4,607
Swedish Krona                   226,950,000          6/15/2005          32,182,222       33,781,370      1,599,148
Singapore Dollar                 19,035,000          6/15/2005          11,559,974       11,792,219        232,245
                                                                     ---------------------------------------------
Total                                                                $ 269,384,107       277,141,957    $7,757,850
                                                                     =============================================

At March 31, 2005, the Fund held the following open swap contracts:

Description                                   Expiration Date      Notional Amount     Value
----------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated              12/20/2005           650,000 USD      ($2,969)
12/08/04 to pay 1.05% per year times the
notional amount. The Portfolio receives
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05          1/20/2006            646,805 USD      (12,830)
to pay 0.59% per year times the notional
amount. The Portfolio receives payment
of the notional amount times the
difference between the par value and the
then-market value of Republic of
Colombia, 10.375% due 1/28/33, only upon
a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated              12/20/2007           650,000 USD        3,123
12/08/04 to receive 2.05% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05          1/20/2008            646,805 USD         (633)
to receive 2.02% per year times the
notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of
Colombia, 10.375% due 1/28/33, only upon
a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated              11/19/2009           840,000 USD      (12,386)
11/17/04 to receive the notional amount
multiplied by 3.90700% and to pay the
notional amount multiplied by the 3
month LIBOR.

Agreement with Bear Stearns, dated              12/20/2009           840,000 USD       24,831
11/17/04 to receive 2.84% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Ukraine Government,
7.65% due 6/11/13, only upon a credit
event by Ukraine Government.

Agreement with JPMorgan, dated 1/13/05          1/2/2015          10,083,309 MXN         (408)
to receive monthly the notional amount
multiplied by 10.41% and to pay monthly
the notional amount multiplied by the
Mexican Peso Floating Rate Option
(MXN-TIIE-Banxico).

Agreement with JPMorgan, dated 1/13/05          1/18/2015            910,000 USD          232
to pay the notional amount multiplied by
4.59% and to receive the notional amount
multiplied by the 1 month LIBOR.
                                                                                       -------
                                                                Total Swap Value       $11,636
                                                                                       =======

                Standish Mellon Short-Tem Fixed Income Fund
                  Schedule of Investments - March 31, 2005

Security Description                                          Rate         Maturity     Par Value         Value
----------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.5%
BONDS AND NOTES - 97.9%
Asset Backed-16.6%
Bank One Issuance Trust 2002-A4 A4                            2.940       6/16/2008     $100,000       $  99,691
BMW Vehicle Owner Trust 2004-A A3                             2.670       3/25/2008       50,000          49,416
Capital Auto Receivables Asset Trust 2003-1 A3A               2.750       4/16/2007      100,000          99,364
Chase Manhattan Auto Owner Trust 2003-B A3                    1.820       7/16/2007       68,954          68,459
Chase Manhattan Auto Owner Trust 2003-B A4                    2.570       2/16/2010       30,000          29,168
Citibank Credit Card Issuance Trust 2003-A2 A2                2.700       1/15/2008      100,000          99,270
Citigroup Mortgage Loan Trust, Inc. 2005-OPT1 A1B (a)         2.800       2/25/2035       40,000          40,042
GS Auto Loan Trust 2004-1 A4                                  2.650       5/16/2011       35,000          33,853
GSAA Home Equity Trust 2005-3 A1 (a)                          2.780      12/25/2034       38,489          38,489
Hyundai Auto Receivables Trust 2003-A A4                      3.020      10/15/2010       25,000          24,424
M & I Auto Loan Trust 2003-1 A4                               2.970       4/20/2009       15,000          14,667
Nissan Auto Receivables Owner Trust 2002-C A3                 2.600       8/15/2006       12,807          12,798
World Omni Auto Receivables Trust 2003-B A4                   2.870      11/15/2010       60,000          58,251
                                                                                                      ----------
Total Asset Backed (Cost $673,167)                                                                       667,892
                                                                                                      ----------
Corporate-26.6%
Banking-5.5%
FleetBoston Financial Corp.                                   7.250       9/15/2005      100,000         101,688
National City Bank Of Indiana                                 2.375       8/15/2006       40,000          39,115
Washington Mutual, Inc.                                       2.400       11/3/2005       50,000          49,617
Zions Bancorporation                                          2.700        5/1/2006       30,000          29,559
                                                                                                      ----------
                                                                                                         219,979
                                                                                                      ----------
Brokerages- 0.8%
JPMorgan Chase & Co.                                          5.625       8/15/2006       30,000          30,619
                                                                                                      ----------
Consumer Noncyclical-3.1%
Coca-Cola Enterprises                                         2.500       9/15/2006       50,000          48,889
PepsiAmericas, Inc.                                           5.950       2/15/2006       50,000          50,897
Sara Lee Corp.                                                1.950       6/15/2006       25,000          24,398
                                                                                                      ----------
                                                                                                         124,184
                                                                                                      ----------
Financial-6.8%
American International Group, Inc.                            2.850       12/1/2005       40,000          39,808
Boeing Capital Corp.                                          5.750       2/15/2007       50,000          51,345
Credit Suisse FB USA, Inc.                                    4.625       1/15/2008       30,000          30,135
Ford Motor Credit Corp.                                       6.500       1/25/2007       28,000          28,284
John Deere Capital Corp.                                      3.625       5/25/2007       50,000          49,317
MBNA Corp.                                                    5.625      11/30/2007       25,000          25,625
SLM Corp.                                                     3.500       9/30/2006       50,000          49,657
                                                                                                      ----------
                                                                                                         274,171
                                                                                                      ----------
Health Care- 1.2%
Unitedhealth Group, Inc.                                      3.375       8/15/2007       25,000          24,481
Wellpoint Inc 144A                                            3.750      12/14/2007       25,000          24,536
                                                                                                      ----------
                                                                                                          49,017
                                                                                                      ----------
Insurance- 0.9%
Metlife, Inc.                                                 5.250       12/1/2006       35,000          35,665
                                                                                                      ----------
Telecommunications-1.3%
Verizon Wireless Capital                                      5.375      12/15/2006       50,000          50,937
                                                                                                      ----------

Technology-1.2%
IBM Corp.                                                     2.375       11/1/2006       50,000          48,925
                                                                                                      ----------
Transportation-1.2%
Fedex Corp.                                                   2.650        4/1/2007       50,000          48,452
                                                                                                      ----------
Utilities-4.6%
Alabama Power Co. Senior Notes                                5.490       11/1/2005      100,000         101,127
PG&E Energy Recovery Funding LLC. 2005-1 A2                   3.870       6/25/2011       40,000          39,620
Virginia Electric and Power Co.                               5.750       3/31/2006       45,000          45,754
                                                                                                      ----------
                                                                                                         186,501
                                                                                                      ----------
Total Corporate (Cost $1,079,326)                                                                      1,068,450
                                                                                                      ----------
U.S. Government Agency-28.8%
Government Backed-22.3%
Federal Home Loan Bank                                        2.875       8/15/2006      100,000          98,746
Federal Home Loan Bank                                        2.875       9/15/2006      200,000         197,318
Federal Home Loan Bank                                        2.750      12/15/2006      160,000         157,101
FNMA                                                          2.125       4/15/2006      100,000          98,397
FNMA                                                          3.125       7/15/2006       70,000          69,399
FNMA                                                          2.375       2/15/2007      125,000         121,438
FNMA                                                          3.000       8/15/2007      100,000          97,552
FNMA                                                          3.125      12/15/2007       60,000          58,416
                                                                                                      ----------
                                                                                                         898,367
                                                                                                      ----------
Pass Thru Securities-6.5%
FHLMC                                                         5.000        8/1/2007       43,175          43,844
FHLMC                                                         6.000        7/1/2011      135,095         139,534
FHLMC                                                         2.614       7/15/2011       39,503          38,958
FHLMC                                                         5.500      10/15/2018       25,000          25,386
FHLMC                                                         5.000       1/15/2023       15,000          15,149
                                                                                                       ---------
                                                                                                         262,871
                                                                                                       ---------
Total U.S. Government Agency (Cost $1,166,438)                                                         1,161,238

U.S.Treasury Obligations-19.6%
U.S. Treasury Inflation-Indexed Bond                          3.625       1/15/2008      214,818         231,033
U.S. Treasury Note                                            2.500       5/31/2006       50,000          49,402
U.S. Treasury Note                                            2.375       8/31/2006       85,000          83,519
U.S. Treasury Note                                            2.875      11/30/2006       81,000          79,899
U.S. Treasury Note                                            3.000      12/31/2006      124,000         122,426
U.S. Treasury Note                                            2.250       2/15/2007       95,000          92,410
U.S. Treasury Note                                            2.750       8/15/2007       75,000          73,134
U.S. Treasury Note                                            3.375       2/15/2008       60,000          59,100
                                                                                                      ----------
Total U.S. Treasury Obligations (Cost $799,527)                                                          790,923
                                                                                                      ----------
Yankee Bonds-6.3%
Deutsche Telekom International Finance                        8.250       6/15/2005       25,000          25,241
France Telecom                                                7.450        3/1/2006       50,000          51,547
HBOS Treasury Services 144A                                   3.800       1/30/2008       30,000          29,557
HBOS Treasury Services PLC                                    2.250        5/1/2006       70,000          68,655
Kredit Wiederauf                                              3.250       7/16/2007       40,000          39,321
TYCO International Group SA                                   5.800        8/1/2006       40,000          40,840
                                                                                                      ----------
Total Yankee Bonds (Cost $258,311)                                                                       255,161
                                                                                                      ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 3,976,769)                                                      3,943,661
                                                                                                      ----------
AFFILIATED INVESTMENTS-1.6%
Dreyfus Institutional Preferred Plus + (Cost $ 62,790)                                    62,790          62,790
                                                                                                      ----------
TOTAL INVESTMENTS-99.5% (COST $ 4,039,559)                                                             4,006,451
OTHER ASSETS, LESS LIABILITIES- 0.5%                                                                      20,603
                                                                                                      ----------
NET ASSETS-100%                                                                                       $4,027,054
                                                                                                      ==========

 (a)  Variable Rate Security; rate indicated as of 3/31/05.
144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
 FNMA-Federal National Mortgage Association
FHLMC-Federal Home Loan Mortgage Company
 +    Affiliated institutional money market fund.

               Standish Mellon International Fixed Income Fund II
                    Schedule of Investments - March 31, 2005

Security Description                                          Rate         Maturity                Par Value          Value
-----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 98.2%
BONDS AND NOTES - 81.1%
Corporate - 1.0%
Basic Materials - 0.1%
International Steel Group, Inc.                               6.500         4/15/2014              $  50,000     $      51,000
                                                                                                                 -------------
Communications - 0.2%
CSC Holdings, Inc.                                            7.875        12/15/2007                 20,000            20,800
RH Donnelley Finance Corp.                                    8.875        12/15/2010                  5,000             5,450
RH Donnelley Finance Corp.                                   10.875        12/15/2012                 10,000            11,525
Salem Communications Corp.                                    7.750        12/15/2010                 15,000            15,544
Sprint Capital Corp.                                          8.375         3/15/2012                 55,000            64,278
                                                                                                                 -------------
                                                                                                                       117,597
                                                                                                                 -------------
Consumer Cyclical - 0.1%
Mohegan Tribal Gaming Authority                               8.000          4/1/2012                 25,000            26,500
Yum! Brands, Inc.                                             8.875         4/15/2011                 25,000            29,954
                                                                                                                 -------------
                                                                                                                        56,454
                                                                                                                 -------------
Energy - 0.2%
Chesapeake Energy Corp.                                       8.125          4/1/2011                 30,000            31,800
Pemex Project Funding Master Trust (a)                        4.310         6/15/2010                 45,000            45,900
                                                                                                                 -------------
                                                                                                                        77,700
                                                                                                                 -------------
Financial - 0.3%
Amvescap PLC                                                  5.900         1/15/2007                 25,000            25,743
Chevy Chase Bank FSB                                          6.875         12/1/2013                 45,000            46,575
Glencore Funding LLC                                          6.000         4/15/2014                105,000            99,854
                                                                                                                 -------------
                                                                                                                       172,172
                                                                                                                 -------------
Utilities - 0.1%
AES Corp.                                                     8.750         5/15/2013                 25,000            27,250
                                                                                                                 -------------
Total Corporate Bonds (Cost $493,219)                                                                                  502,173
                                                                                                                 -------------
Sovereign Bonds - 1.3%
Egyptian Note 144A                                            7.500         5/15/2005                120,000           120,528
Republic of Brazil (a)                                        4.313         4/15/2012                 75,001            70,407
Republic of El Salvador                                       8.500         7/25/2011                 25,000            28,250
Republic of Panama                                            8.875         9/30/2027                 40,000            43,000
Republic of South Africa                                      9.125         5/19/2009                 35,000            39,900
Republic of South Africa                                      7.375         4/25/2012                 50,000            55,000
Russian Federation                                           11.000         7/24/2018                 20,000            27,650
Russian Federation                                           12.750         6/24/2028                 10,000            16,375
Russian Federation                                            5.000         3/31/2030                125,000           128,438
Serbian Government                                            3.750        11/15/2024                100,000            81,000
Ukraine Government Senior Notes                              11.000         3/15/2007                 37,335            39,995
                                                                                                                 -------------
Total Sovereign Bonds (Cost $647,178)                                                                                  650,543
                                                                                                                 -------------
Yankee Bonds - 1.6%
Amvescap PLC                                                  5.375         2/27/2013                 25,000            24,807
Aramark Services, Inc.                                        7.000         7/15/2006                210,000           216,252
British Sky Broadcasting PLC                                  7.300        10/15/2006                 70,000            73,122
HBOS PLC                                                      5.375         11/1/2013                155,000           155,194
Ispat Inland Ulc                                              9.750          4/1/2014                 78,000            91,260
Rogers Wireless, Inc.                                         7.250        12/15/2012                140,000           142,800
Rogers Wireless, Inc.                                         7.500         3/15/2015                 25,000            25,813
Royal Caribbean Cruises Ltd.                                  8.250          4/1/2005                 15,000            15,000
Southern Natural Gas Co.                                      8.875         3/15/2010                 15,000            16,265
                                                                                                                 -------------
Total Yankee Bonds (Cost $764,638)                                                                                     760,513
                                                                                                                 -------------
Foreign Denominted - 77.2%
Australia - 9.3%
Australian Government Bond                                    5.250         8/15/2010    AUD       2,100,000         1,590,767
Australian Government Bond                                    6.000         2/15/2017                780,000           617,166
Australian Government Bond                                    5.750         6/15/2011              3,075,000         2,387,781
                                                                                                                 -------------
                                                                                                                     4,595,714
                                                                                                                 -------------
Canada - 0.2%
Canadian Pacific Railway Ltd                                  4.900         6/15/2010    CAD          95,000            80,565
                                                                                                                 -------------
Denmark - 0.3%
Realkredit Danmark A/S                                        4.000         1/1/2006     DKK         735,000           129,456
                                                                                                                 -------------

Euro - 40.5%
Allied Domecq Financial Services PLC                          5.875         6/12/2009    EUR          20,000            28,400
Allied Irish Bank UK (a)                                      4.781        12/10/2049                120,000           159,497
Autostrade SpA (a)                                            2.583          6/9/2011                200,000           261,865
Bank of America Corp                                          4.750          5/6/2019                125,000           170,060
Barclays Bank PLC                                             7.500        12/15/2010                145,000           224,434
Barclays Bank PLC (a)                                         4.875        12/15/2014                110,000           145,963
Belgium Government Bond                                       4.250         9/28/2013              1,225,000         1,669,320
Bertelsmann US Finance, Inc.                                  4.625          6/3/2010                 90,000           122,243
Bundesobligation                                              5.000         5/20/2005              1,065,000         1,385,042
Bundesobligation                                              5.000         8/19/2005                760,000           995,110
Bundesobligation                                              4.500         8/17/2007                200,000           270,296
Bundesschatzanweisungen                                       2.750         6/23/2006                570,000           742,383
Citigroup Inc                                                 2.286          6/3/2011                110,000           142,804
Depfa ACS Bank                                                3.875         7/15/2013                450,000           593,621
Deutsche Bundesrepublik                                       5.000          7/4/2011                 70,000            99,788
Deutsche Bundesrepublik                                       4.000          1/4/2028                350,000           472,321
Deutsche Cap Trust IV (a)                                     5.330         9/29/2049                 85,000           118,736
Deutsche Republic                                             4.500          1/4/2013                750,000         1,043,373
Deutsche Republic                                             4.750          7/4/2034              1,490,000         2,137,901
Deutsche Telekom International Finance BV                     7.125         7/11/2011                115,000           175,114
Dexia Municipal Agency                                        5.375         4/26/2007                360,000           492,286
Eurohypo AG 144A                                              4.500         1/21/2013                 50,000            68,942
FCE Bank PLC (a)                                              2.542         6/28/2006                 75,000            96,001
France Telecom                                                7.250         1/28/2013                110,000           173,118
France Telecom                                                8.125         1/28/2033                200,000           373,041
French Treasury Note                                          5.000         1/12/2006                975,000         1,289,573
French Treasury Note                                          4.500         7/12/2006                515,000           684,987
GE Capital European Funding                                   2.266          5/4/2011                110,000           142,519
General Motors Acceptance Corp.                               4.375         9/26/2006                 60,000            75,677
General Motors Acceptance Corp. (a)                           3.897          7/5/2005                 75,000            96,840
Glencore Finance Europe SA/Luxembourg                         5.375         9/30/2011                275,000           365,845
HBOS PLC                                                      6.050        11/23/2049                 20,000            29,384
Hellenic Republic                                             3.700         7/20/2015                550,000           705,601
Hilton Group Finance PLC                                      6.500         7/17/2009                 30,000            43,493
HJ Heinz BV                                                   5.125         4/10/2006                 50,000            66,519
HSBC Finance Corp.                                            6.500          5/5/2009                 45,000            65,669
International Paper Co.                                       5.375         8/11/2006                 20,000            26,797
Kappa Beheer BV                                              10.625         7/15/2009                 20,000            27,216
Kingdom of Denmark                                            3.125        10/15/2010                760,000           978,459
MPS Capital Trust                                             7.990          2/7/2011                 85,000           133,117
Natexis Banques Populaires                                    4.375         6/20/2013                 85,000           114,629
National Westminster Bank PLC                                 6.625         10/5/2009                 80,000           117,260
Netherlands Government Bond                                   5.500         7/15/2010              1,305,000         1,884,646
Owens-Brockway Glass Containers                               6.750         12/1/2014                 60,000            80,870
Parker Hannifin Corp.                                         6.250        11/21/2005                 10,000            13,265
Pemex Project Funding Master Trust                            6.625          4/4/2010                 20,000            28,382
Sara Lee Corp.                                                6.125         7/27/2007                 30,000            41,699
Telecom Italia Finance SA                                     7.250         4/20/2011                100,000           152,641
Telenet Communications NV                                     9.000        12/15/2013                 50,000            72,090
Telenor ASA                                                   5.875         12/5/2012                 60,000            88,917
Tyco International Group SA                                   5.500        11/19/2008                 80,000           111,145
Volkswagen International Finance NV                           4.875         5/22/2013                125,000           171,461
Veolia Environnement                                          4.875         5/28/2013                 85,000           116,719
                                                                                                                 -------------
                                                                                                                    19,887,079
                                                                                                                 -------------
Singapore - 2.3%
Singapore Government Bond                                     3.500          7/1/2012    SGD       1,850,000         1,159,384
                                                                                                                 -------------
Swedish - 8.4%
Swedish Government                                            8.000         8/15/2007    SEK       9,210,000         3,055,259
Swedish Government                                            5.250         3/15/2011              7,000,000         1,092,221
                                                                                                                 -------------
                                                                                                                     4,147,480
                                                                                                                 -------------
United Kingdom - 16.2%
Inco                                                         15.750         7/15/2006    GBP         200,000           408,150
United Kingdom Gilt                                           4.250          6/7/2032                300,000           538,565
United Kingdom Gilt                                           8.000         9/27/2013                505,000         1,172,842
United Kingdom Gilt                                           4.000          3/7/2009              3,160,000         5,828,218
                                                                                                                 -------------
                                                                                                                     7,947,775
                                                                                                                 -------------
Total Foreign Denominated (Cost $36,941,912)                                                                        37,947,453
                                                                                                                 -------------
TOTAL BONDS AND NOTES (Cost $ 38,846,947)                                                                           39,860,682
                                                                                                                 -------------
SHORT-TERM INVESTMENTS - 11.2%
U.S. Treasury Bills - 11.2%
Treasury Bill + (Cost $ 5,493,158)                            2.735         6/16/2005            $ 5,525,000     5,493,535,000
                                                                                                                 -------------

                                                                                                    Shares
                                                                                                    ------
INVESTMENT OF CASH COLLATERAL - 5.9%
BlackRock Cash Strategies L.L.C. ++(Cost $ 2,918,304)                                              2,918,304         2,918,304
                                                                                                                 -------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 47,258,409)                                                                  48,272,521
                                                                                                                 -------------
AFFILIATED INVESTMENTS - 3.1%
Dreyfus Institutional Preferred Plus Money Market Fund+++ (Cost $ 1,500,000)                       1,500,000         1,500,000
                                                                                                                 -------------
TOTAL INVESTMENTS - 101.3% (Cost $ 48,758,409)                                                                      49,772,521
Liabilities in Excess of Other Assets - (1.3%)                                                                        (640,441)
                                                                                                                 -------------
NET ASSETS-100%                                                                                                  $  49,132,080
                                                                                                                 =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
 AUD-Australian Dollar
 CAD-Canadian Dollar
 DKK-Danish Krone
 EUR-Euro
 SGD-Singapore Dollar
 SEK-Swedish Krona
 GBP-United Kingdom
 (a) Variable Rate Security; rate indicated is as if 3/31/2005.
 +   Denotes all or part of security segregated as collateral.
 ++ Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.
 +++ Affiliated institutional money market.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                              Local Principal     Contract Value     Value at March    USD Amount to    Unrealized
Contracts to Receive              Amount               Date             31, 2005          Deliver       Gain/Loss
------------------------------------------------------------------------------------------------------------------
Austrailian Dollar                    160,000        6/15/2005       $   122,823           126,272       $  (3,449)
Brazilian Real                        365,000        2/10/2006           121,668           121,667               1
Canadian Dollar                     1,215,000        6/15/2005         1,005,740         1,009,178          (3,438)
Swiss Franc                           340,000        6/15/2005           285,768           296,658         (10,890)
Danish Krone                        6,505,000        6/15/2005         1,134,657         1,173,404         (38,747)
Euro                                      516         4/1/2005               669               668               1
Euro                                4,435,000        6/15/2005         5,759,176         5,976,095        (216,919)
Japanese Yen                    2,033,650,000        6/15/2005        19,097,286        19,667,795        (570,509)
                                                                     ----------------------------------------------
Total                                                                $27,527,787        28,371,737       $(843,950)
                                                                     ==============================================

                              Local Principal     Contract Value     Value at March    USD Amount to    Unrealized
Contracts to Deliver              Amount               Date             31, 2005          Receive       Gain/Loss
------------------------------------------------------------------------------------------------------------------
Australian Dollar                5,720,000           6/15/2005       $ 4,390,923         4,495,951       $105,028
Swiss Franc                        340,000           6/15/2005           285,768           297,185         11,417
Euro                                29,503            4/1/2005            38,236            38,118           (118)
Euro                             1,465,000           6/15/2005         1,902,411         1,929,696         27,285
British Pound Sterling              20,200            4/1/2005            38,180            37,825           (355)
British Pound Sterling           2,475,000           6/15/2005         4,659,782         4,730,974         71,192
Japanese Yen                    51,000,000           6/15/2005           478,923           477,725         (1,198)
Swedish Krona                   37,090,000           6/15/2005         5,259,478         5,520,824        261,346
Singapore Dollar                 2,000,000           6/15/2005         1,214,602         1,239,004         24,402
                                                                     ---------------------------------------------
Total                                                                $18,268,303        18,767,302       $498,999
                                                                     =============================================

At March 31, 2005 the Fund held the
following futures contracts:

Contract                                                   Expiration        Underlying Face     Unrealized
                                             Position         Date           Amount at Value        Gain
-----------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (11 Contracts)       Short        6/30/2005          $1,190,492          $12,411
U.S. 10 Year Treasury Note (3 Contracts)       Short        6/30/2005             331,734            3,924
                                                                                                   --------
Total                                                                                              $16,335
                                                                                                   ========

At March 31, 2005, the Fund held the following open swap contracts:

           Description                                Expiration Date       Notional Amount         Value
---------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated                      12/20/2005            90,000 USD            ($411)
12/08/04 to pay 1.05% per year times the
notional amount. The Portfolio receives
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05                  1/20/2006            151,227 USD           (3,000)
to pay 0.59% per year times the notional
amount. The Portfolio receives payment
of the notional amount times the
difference between the par value and the
then-market value of Republic of
Colombia, 10.375% due 1/28/33, only upon
a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated                      12/20/2007            90,000 USD              432
12/08/04 to receive 2.05% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05                  1/20/2008            151,227 USD             (148)
to receive 2.02% per year times the
notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of
Colombia, 10.375% due 1/28/33, only upon
a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated                      11/19/2009            80,000 USD           (1,180)
11/17/04 to receive the notional amount
multiplied by 3.90700% and to pay the
notional amount multiplied by the 3
month LIBOR.

Agreement with Bear Stearns, dated                      12/20/2009            80,000 USD            2,365
11/17/04 to receive 2.84% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Ukraine Government,
7.65% due 6/11/13, only upon a credit
event by Ukraine Government.

Agreement with JPMorgan, dated 1/13/05                  1/2/2015           1,597,932 MXN              (65)
to receive monthly the notional amount
multiplied by 10.41% and to pay monthly
the notional amount multiplied by the
Mexican Peso Floating Rate Option
(MXN-TIIE-Banxico).

Agreement with JPMorgan, dated 1/13/05                  1/18/2015            143,000 USD               37
to pay the notional amount multiplied by
4.59% and to receive the notional amount
multiplied by the 1 month LIBOR.
                                                                                                   ------
                                                                        Total Swap Value           $1,009
                                                                                                   ======

                Standish Mellon Investment Grade Bond Fund
                 Schedule of Investments - March 31, 2005

Security Description                                                   Rate      Maturity       Par Value           Value
--------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 132.3%
BONDS AND NOTES - 114.8%
Asset Backed - 24.9%
Accredited Mortgage Loan Trust 2005-1 A2A (a)                         2.720      3/25/2035        122,627          122,637
ACE Securities Corp. 2005-HE1 A2A (a)                                 2.770      2/25/2035        120,909          120,919
American Express Credit Account Master Trust 2004-C (a)               3.090      2/15/2012        483,272          484,295
Ameriquest Mortgage Securities Inc. 2003-8 AF3                        4.370     10/25/2033        300,000          299,622
Bear Stearns Asset Backed Securities, Inc. 2005-HE2 1A1 (a)           2.760      2/25/2035        145,645          145,644
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)           2.980      1/25/2035        100,000          100,000
Capital One Multi-Asset Execution Trust 2002-B1 B1 (a)                3.490      7/15/2008        625,000          625,911
Capital One Multi-Asset Execution Trust 2004-C1 C1                    3.400     11/16/2009        260,000          255,575
Capital One Prime Auto Receivables Trust 2004-1 A3                    2.020     11/15/2007         50,000           49,499
Centex Home Equity 2004-B AF2                                         2.375     12/25/2021        150,000          148,025
Centex Home Equity Co. LLC 2004-2 A1 (a)                              3.020      1/25/2025        174,481          174,493
Chase Credit Card Master Trust 2000-3 A (a)                           2.940      1/15/2008        270,000          270,169
Chase Credit Card Master Trust 2002-6 B (a)                           3.160      1/15/2008        250,000          250,159
Chase Credit card Master Trust 2002-8 A (a)                           2.870      3/17/2008        215,000          215,090
Chase Funding Loan Acquisition Trust (a)                              2.830      9/25/2013         49,094           49,099
Chase Manhattan Auto Owner Trust                                      1.520      5/15/2007        720,210          715,300
Chase Manhattan Auto Owner Trust 2003-C CTFS                          2.780      6/15/2010        225,000          221,256
Chase Credit Card Master Trust 2002-2 C (a)                           3.710      7/16/2007        315,000          315,077
Citibank Credit Card Issuance Trust 2001-C3 C3                        6.650      5/15/2008        325,000          334,351
Countrywide Asset-Backed Certificates 2004-10 2AV1 (a)                3.010      9/25/2023        166,833          166,862
Countrywide Asset-backed Certificates 2004-14 A1 (a)                  2.990     12/25/2022        271,106          271,169
Countrywide Asset-Backed Certificates 2005-2 2A1 (a)                  2.910      3/15/2035        150,000          150,000
Ford Credit Auto Owner Trust 2002-B A4                                4.750      8/15/2006        210,340          211,200
Fremont Home Loan Trust 2005-1 2A1 (a)                                2.699      3/15/2035        175,000          175,000
Green Tree Financial Corp. 1994-7 M1                                  9.250      3/15/2020        125,000          135,561
Household Credit Card Master Note Trust I 2001 Cl A (a)               2.950      8/15/2008        350,000          350,323
Hyundai Auto Receivables Trust 2004-A B                               3.460      8/15/2011        275,000          269,147
Mach One Trust 2004-1A A1                                             3.890      5/28/2040        180,946          178,175
MBNA Credit Card Master Note Trust 2001-C3 C3                         6.550     12/15/2008        225,000          231,965
Merrill Lynch Mortgage Investors, Inc. (a)                            2.760     10/25/2035        108,876          108,884
Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 A2A (a)              2.750      9/25/2035        192,668          192,700
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                        2.910      2/25/2035        125,000          125,000
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                        2.990      1/31/2025         96,860           96,859
Option One Mortgage Loan Trust 2004-3 A2 (a)                          3.000     11/25/2034        228,217          228,253
Park Place Securities,Inc. 2005-WHQ1 A3A (a)                          2.730      11/1/2013        386,257          386,430
Residential Asset Mortgage Products, Inc 2005-RS2 AII1 (a)            2.960      2/25/2035         97,281           97,303
Residential Asset Mortgage Products, Inc. 2003-RS11 AI2               3.047      3/25/2025        155,000          154,551
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                5.800     10/25/2033        113,000          113,867
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)          2.980      5/25/2027        350,001          350,116
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)            2.950      3/25/2035        275,000          275,000
Residential Asset Mortgage Products, Inc., 2004-RS8 AI2               3.810      1/25/2026        315,000          312,923
Residential Asset Securities Corp. 2004-KS10 AI1 (a)                  2.820      3/25/2025        148,131          148,162
Residential Asset Securities Corp.2005-EMX1 AI1 (a)                   2.950      3/25/2035        149,084          149,082
Residential Asset Securities Corp. 2003-KS11 AI1 (a)                  2.820      9/25/2021         24,050           24,051
Specialty Underwriting & Residential Finance (a)                      2.800     10/25/2035        286,152          286,198
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)         2.856      3/25/2014        125,000          125,010
Structured Adjustable Rate Mortgage Loan 2005-8XS A1 (a)              2.950      4/25/2035        150,000          150,000
USAA Auto Owner Trust 2004-1 A3                                       2.060      4/15/2008        300,000          295,050
Washington Mutual 2003-AR10 A5                                        4.078     10/25/2033        325,000          320,743
Washington Mutual 2004-AR7 A6                                         3.955      7/25/2034        300,000          291,646
Washington Mutual 2004-AR9 A7                                         4.227      8/25/2034        210,000          206,227
Washington Mutual 2005-AR4 A4B                                        4.684      4/25/2035        250,000          248,047
WFS Financial Owner TR2004-3 B                                        3.510      2/17/2012        146,220          144,083
WFS Financial Owner Trust                                             3.170      8/22/2011        221,700          219,127
WFS Financial Owner Trust 2003-3 A4                                   3.250      5/20/2011        275,000          271,058
WFS Financial Owner Trust 2004-4 C                                    3.210      5/17/2012        235,000          231,944
WFS Financial Owner Trust 2005-2 B                                    4.570     11/17/2012        250,000          248,906
Whole Auto Loan Trust 2003-1 C                                        3.130      3/15/2010        156,371          154,966
                                                                                                              ------------
Total Asset Backed (Cost $13,075,912)                                                                           12,992,709
                                                                                                              ------------
Collateralized Mortgage Obligations - 3.6%
Fannie Mae Granto Trust 2001-T6 B                                     6.088      5/25/2011        340,000          362,923
FNMA Grantor Trust 2002-T11 A                                         4.769      4/25/2012        158,094          159,244
GNMA 2003-48 AC                                                       2.712      2/16/2020        267,992          257,589
GNMA 2003-72 A                                                        3.206      4/16/2018        132,912          129,310
GNMA 2003-88 AC                                                       2.914      6/16/2018        136,651          131,674
GNMA 2003-96 B                                                        3.607      8/16/2018        310,000          302,684
GNMA 2004-12A                                                         3.110      1/16/2019        279,810          269,174
GNMA 2004-25 AC                                                       3.377      1/16/2023        275,000          265,876
Structured Asset Mortgage Investments, Inc. 1998-2 B                  6.750      4/30/2030          5,037            5,015
                                                                                                              ------------
Total Colateralized Mortgage Obligations (Cost $1,963,082)                                                       1,883,489
                                                                                                              ------------
Corporate - 24.3%
Banking - 1.1%
Amsouth Bank NA                                                       4.850       4/1/2013        125,000          122,328
Rabobank Capital Funding Trust III 144A                               5.254     10/15/2049        170,000          168,370
US Bank NA (a)                                                        2.783      9/29/2006        300,000          299,899
                                                                                                              ------------
                                                                                                                   590,597
                                                                                                              ------------

Basic Materials - 1.4%
Cabot Corp.                                                           5.250       9/1/2013        165,000          162,153
ICI Wilmington, Inc.                                                  4.375      12/1/2008         40,000           39,507
International Paper Co.                                               5.300       4/1/2015        185,000          184,431
Kroger Co.                                                            8.050       2/1/2010        165,000          185,859
Potash Corp. of Saskatchewan                                          4.875       3/1/2013        165,000          161,908
                                                                                                              ------------
                                                                                                                   733,858
                                                                                                              ------------
Capital Goods - 0.1%
Safeway, Inc.                                                         5.800      8/15/2012         40,000           41,054
                                                                                                              ------------
Communications - 2.6%
Alltel Corp.                                                          4.656      5/17/2007         65,000           65,395
Clear Channel Communications, Inc.                                    5.000      3/15/2012        125,000          118,825
Comcast Corp.                                                         5.500      3/15/2011        155,000          157,854
New Cingular Wireless Services, Inc.                                  8.750       3/1/2031         55,000           72,562
News America Inc 144A                                                 5.300     12/15/2014        180,000          176,329
SBC Communications, Inc.                                              5.625      6/15/2016        105,000          105,415
Sprint Capital Corp.                                                  8.750      3/15/2032        210,000          272,446
Time Warner, Inc.                                                     6.750      4/15/2011        125,000          135,074
Verizon Global Funding Corp.                                          6.875      6/15/2012        145,000          159,719
Verizon Global Funding Corp.                                          7.750      6/15/2032         70,000           85,165
                                                                                                              ------------
                                                                                                                 1,348,784
                                                                                                              ------------
Consumer Cyclical - 0.3%
DaimlerChrysler NA Holding Corp.                                      8.500      1/18/2031         40,000           48,266
Heinz (H.J.) Co.                                                      6.189      12/1/2005        130,000          131,888
                                                                                                              ------------
                                                                                                                   180,154
                                                                                                              ------------
Consumer Goods - 0.5%
May Dept Stores                                                       6.650      7/15/2024        155,000          159,187
Westvaco Corp.                                                        7.950      2/15/2031         85,000          106,231
                                                                                                              ------------
                                                                                                                   265,418
                                                                                                              ------------
Consumer Noncyclical - 1.7%
Aramark Services, Inc.                                                6.375      2/15/2008         70,000           73,224
Aramark Services, Inc.                                                7.000      7/15/2006         95,000           97,828
Chevron Phillips                                                      7.000      3/15/2011        170,000          186,407
Erac USA Finance Co.                                                  7.950     12/15/2009        130,000          147,061
RR Donnelley & Sons Co.                                               4.950       4/1/2014        225,000          220,526
Safeway, Inc.                                                         4.125      11/1/2008        110,000          106,708
Wyeth                                                                 5.500       2/1/2014         70,000           71,168
                                                                                                              ------------
                                                                                                                   902,922
                                                                                                              ------------
Energy - 1.0%
Amoco Co.                                                             6.500       8/1/2007        225,000          236,165
Enbridge Energy Partners                                              6.300     12/15/2034         65,000           67,997
Halliburton Co.                                                       5.500     10/15/2010         65,000           66,874
XTO Energy, Inc.                                                      7.500      4/15/2012        130,000          148,916
                                                                                                              ------------
                                                                                                                   519,952
                                                                                                              ------------
Financial - 9.5%
Archstone-Smith Operating Trust                                       5.000      8/15/2007         75,000           75,829
Bear Stearns Cos., Inc.                                               4.500     10/28/2010         95,000           93,380
Boeing Capital Corp.                                                  7.375      9/27/2010        190,000          213,526
Boston Properties, Inc.                                               6.250      1/15/2013        170,000          181,841
Caterpillar Financial Service Corp.                                   3.100      5/15/2007        155,000          151,396
CBA Capital Trust I                                                   5.805      6/30/2015        125,000          125,130
City National Corp.                                                   5.125      2/15/2013        150,000          148,994
Countrywide Home Loans, Inc.                                          4.000      3/22/2011        275,000          260,362
Duke Realty LP                                                        3.500      11/1/2007        150,000          146,250
Duke Realty LP                                                        7.750     11/15/2009        150,000          166,510
EOP Operating LP                                                      7.000      7/15/2011        145,000          159,688
ERP Operating LP                                                      4.750      6/15/2009         60,000           60,021
ERP Operating LP                                                      6.625      3/15/2012         40,000           43,434
Ford Motor Credit Corp.                                               7.000      10/1/2013        105,000          101,715
General Motors Acceptance Corp.                                       8.000      11/1/2031        150,000          130,626
Glencore Funding LLC                                                  6.000      4/15/2014        170,000          161,669
Goldman Sachs Group, Inc.                                             6.875      1/15/2011        280,000          305,409
Healthcare Realty Trust, Inc.                                         8.125       5/1/2011        135,000          154,717
International Lease Finance Corp.                                     4.750      1/13/2012        100,000           96,931
Jefferies Group, Inc.                                                 7.500      8/15/2007        195,000          208,708
Jefferies Group, Inc.                                                 5.500      3/15/2016         25,000           24,477
MassMutual Global Funding II                                          3.800      4/15/2009        100,000           97,088
Merrill Lynch & Co.                                                   4.125      9/10/2009        120,000          116,947
Morgan Stanley                                                        4.750       4/1/2014        265,000          252,312
National Westminster Bank PLC                                         7.750     10/16/2007        345,000          369,160
Nationwide Mutual Insurance Co.                                       8.250      12/1/2031        115,000          143,416
Nationwide Mutual Insurance Co.                                       6.600      4/15/2034         60,000           60,230
Principal Life Income Funding Trusts (a)                              2.670     10/14/2005        210,000          209,993
Prudential Financial, Inc.                                            4.104     11/15/2006         85,000           85,279
Regions Financial Corp.                                               6.375      5/15/2012         90,000           97,087
SLM Corp.                                                             5.000      4/15/2015         65,000           63,096
Wells Fargo & Co.                                                     6.375       8/1/2011        135,000          146,412
Zions Bancorporation                                                  2.700       5/1/2006        145,000          142,870
Zions Bancorporation                                                  6.000      9/15/2015        160,000          166,725
                                                                                                              ------------
                                                                                                                 4,961,228
                                                                                                              ------------

Health Care - 0.1%
CVS Corp.                                                             4.000      9/15/2009         50,000           48,786
                                                                                                              ------------
Industrial - 1.6%
Fedex Corp.                                                           2.650       4/1/2007        115,000          111,440
ICI Wilmington, Inc.                                                  5.625      12/1/2013        165,000          167,185
Raytheon Co.                                                          5.500     11/15/2012         35,000           36,149
Republic Services, Inc.                                               6.086      3/15/2035        150,000          151,489
Sealed Air Corp.                                                      5.625      7/15/2013         80,000           80,915
Union Pacific Corp.                                                   3.875      2/15/2009        150,000          145,637
Waste Management, Inc.                                                6.875      5/15/2009         70,000           75,329
Waste Management, Inc.                                                7.375       8/1/2010         25,000           27,861
Waste Management, Inc.                                                7.000      7/15/2028         50,000           55,884
                                                                                                              ------------
                                                                                                                   851,889
                                                                                                              ------------
Real Estate - 0.4%
Arden Realty LP                                                       5.250       3/1/2015         75,000           72,623
Mack-Cali Realty LP                                                   5.125      1/15/2015         50,000           48,831
Simon Property Group LP                                               4.875      8/15/2010        115,000          113,714
                                                                                                              ------------
                                                                                                                   235,168
                                                                                                              ------------
Services - 0.9%
JPMorgan Chase & Co                                                   5.125      9/15/2014        290,000          285,412
Prudential Financial, Inc.                                            5.100      9/20/2014        190,000          188,120
                                                                                                              ------------
                                                                                                                   473,532
                                                                                                              ------------
Transportation - 0.1%
Norfolk Southern Corp.                                                6.750      2/15/2011         55,000           60,282
                                                                                                              ------------
Utilities - 3.0%
Appalachian Power Co.                                                 5.950      5/15/2033         85,000           85,737
Assurant, Inc.                                                        6.750      2/15/2034         60,000           65,086
CenterPoint Energy Houston Electric LLC                               5.750      1/15/2014        275,000          284,625
Dominion Resources, Inc.                                              7.195      9/15/2014        155,000          175,784
KeySpan Corp.                                                         4.650       4/1/2013         95,000           93,039
Niagara Mohawk Power Corp.                                            7.750      10/1/2008         60,000           66,270
Nisource Finance Corp.                                                7.875     11/15/2010        110,000          125,442
Pacific Gas & Electric Co.                                            3.600       3/1/2009         65,000           62,550
Pepco Holdings, Inc.                                                  5.500      8/15/2007        125,000          127,895
Public Service Co. of Colorado                                        4.375      10/1/2008        125,000          124,496
Southern California Edison Co. (a)                                    2.930      1/13/2006        200,000          200,339
Wisconsin Electric Power                                              5.625      5/15/2033        130,000          132,943
                                                                                                              ------------
                                                                                                                 1,544,206
                                                                                                              ------------
Total Corporate Bonds (Cost$12,814,855)                                                                         12,757,830
                                                                                                              ------------
Municipal Bonds - 0.5%
Sacramento County California Pension Funding (b)  (Cost $233,855)     0.000      7/10/2030        250,000          237,353
                                                                                                              ------------
Sovereign Bonds - 1.5%
Republic of South Africa                                              9.125      5/19/2009        175,000          199,500
Russian Federation                                                    12.750     6/24/2028         80,000          131,000
United Mexican States                                                 6.375      1/16/2013        175,000          181,125
United Mexican States                                                 6.750      9/27/2034        300,000          292,200
                                                                                                              ------------
Total Sovereign Bonds (Cost $816,346)                                                                              803,825
                                                                                                              ------------
Yankee Bonds - 2.7%
Amvescap PLC                                                          5.375      2/27/2013        155,000          153,803
British Sky Broadcasting PLC                                          6.875      2/23/2009        125,000          134,100
Chuo Mitsui Trust & Banking 144A (a)                                  5.506      2/15/2049        100,000           95,617
Deutsche Telekom International Finance BV                             8.750      6/15/2030        215,000          281,188
Exxon Capital Corp.                                                   6.125       9/8/2008        140,000          147,629
French Telecom                                                        8.000       3/1/2011        125,000          143,030
Northern Rock PLC                                                     5.600      4/30/2014         90,000           91,817
Pearson Dollar Finance PLC                                            4.700       6/1/2009         90,000           89,405
Petro-Canada                                                          5.000     11/15/2014        130,000          127,219
St. George Bank Ltd. 144A                                             5.300     10/15/2015        140,000          141,061
                                                                                                              ------------
Total Yankees Bonds (Cost $1,412,072)                                                                            1,404,869
                                                                                                              ------------
Pass Thru Securities - 41.3%
Agency Pass Thru - 33.5%
FHLMC Gold                                                            4.500      10/1/2009        260,348          261,153
FNMA                                                                  4.000       5/1/2010        310,092          303,948
FNMA                                                                  3.530       7/1/2010        169,928          161,000
FNMA                                                                  5.000      10/1/2011        408,639          411,808
FNMA                                                                  4.060       6/1/2013        125,000          116,020
FNMA                                                                  6.500      12/1/2015         68,356           71,420
FNMA                                                                  6.000       4/1/2017        489,053          505,347
FNMA                                                                  6.000       6/1/2017        138,107          142,701
FNMA                                                                  6.000       7/1/2017         51,634           53,354
FNMA                                                                  5.500      11/1/2024        504,658          509,382
FNMA                                                                  5.500      12/1/2024        121,748          122,888
FNMA                                                                  5.500       1/1/2025        369,723          373,184
FNMA                                                                  7.500       2/1/2029         17,943           19,278

FNMA                                                                  7.500       9/1/2029          1,629            1,744
FNMA                                                                  7.000      11/1/2031          4,939            5,215
FNMA                                                                  7.000       5/1/2032        150,709          158,958
FNMA                                                                  7.000       6/1/2032        273,511          288,481
FNMA                                                                  5.500       2/1/2033        717,250          720,129
FNMA                                                                  5.500      10/1/2033        698,997          701,312
FNMA                                                                  5.500      10/1/2033        443,621          445,090
FNMA                                                                  5.500       1/1/2034        151,675          152,177
FNMA                                                                  5.500       1/1/2034        234,395          235,171
GNMA                                                                  1.698     11/16/2006        167,060          166,663
GNMA                                                                  2.946      3/16/2019        300,000          286,817
GNMA                                                                  3.360      8/16/2022        296,859          286,720
GNMA                                                                  8.000      8/15/2025         14,415           15,552
GNMA                                                                  8.000     11/15/2025         24,279           26,194
GNMA                                                                  8.000      5/15/2026          6,501            7,013
GNMA                                                                  8.000     11/15/2026         31,464           33,941
GNMA                                                                  6.500      7/15/2032         19,044           19,915
GNMA                                                                  2.822     12/16/2019        288,674          277,221
GNMA                                                                  4.145      2/16/2018        265,617          262,784
GNMA                                                                  3.022      1/16/2019        145,296          140,281
GNMA                                                                  3.648      9/16/2017        315,106          308,549
GNMA                                                                  3.402      3/16/2020        242,701          235,568
GNMA                                                                  3.084      1/16/2022        271,765          260,966
GNMA                                                                  4.044      5/16/2021         99,676           98,224
GNMA                                                                  4.130      2/16/2027        299,329          294,696
FNMA (TBA)#                                                           4.500       4/1/2020      1,725,000        1,686,188
FNMA (TBA)#                                                           5.000       4/1/2020      1,075,000        1,073,992
FNMA (TBA)#                                                           5.000       4/1/2035        975,000          953,063
FNMA (TBA)#                                                           5.000       5/1/2035        900,000          877,219
FNMA (TBA)#                                                           5.500       4/1/2020      1,500,000        1,528,125
FNMA (TBA)#                                                           5.500       4/1/2035        900,000          901,125
FNMA (TBA)#                                                           6.000       4/1/2035      1,600,000        1,635,000
FHLMC Gold                                                            6.000       5/1/2017        339,616          350,958
                                                                                                              ------------
                                                                                                                17,486,533
                                                                                                              ------------
Non-Agency Pass Thru - 7.8%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3               4.240      8/13/2039        190,000          184,827
Calwest Industrial Trust 2002-CALW A                                  6.127      2/15/2017        135,000          143,336
Capco America Securitization Corp. 1998-D7 A1B                        6.260     10/15/2030        130,000          137,072
Chase Commercial Mortgage Securities Corp. 1997-1 D                   7.370      6/19/2029        175,000          184,964
Chase Commercial Mortgage Securities Corp. 1997-1 E                   7.370      6/19/2029        300,000          317,711
Chase Commercial Mortgage Securities Corp. 1997-2 C                   6.600     12/19/2029         75,000           78,874
DLJ Commercial Mortgage Corp.                                         6.240     11/12/2031        180,000          189,594
DLJ Commercial Mortgage Corp. 1998-CF2 B1                             7.050     11/12/2031        215,000          228,925
LB Commercial Conduit Mortgage Trust 1999-C1 B                        6.930      6/15/2031        120,000          129,982
Lehman Brothers 2004-LLFA A1 144A (a)                                 2.940     10/15/2017        549,255          549,193
Morgan Stanley Capital 1998-HF1 E                                     7.025      3/15/2030        330,000          354,082
Morgan Stanley Capital I 1998-HF1 C                                   6.750      3/15/2030        180,000          190,791
Morgan Stanley Capital I 1999-CAM1 A4                                 7.020      3/15/2032        165,000          178,846
Morgan Stanley Capital I 1999-RM1 A2                                  6.710     12/15/2031        145,000          154,253
Morgan Stanley Dean Witter Capital I 2001-PPM A2                      6.400      2/15/2031        202,530          211,989
Morgan Stanley Dean Witter Capital I 2001-PPM A3                      6.540      2/15/2031        150,000          158,054
Mortgage Capital Funding, Inc. 1997-MC2 C                             6.881     11/20/2027        310,000          326,982
Mortgage Capital Funding, Inc. 1997-MC2 D                             7.117     11/20/2027        350,000          370,170
                                                                                                              ------------
                                                                                                                 4,089,645
                                                                                                              ------------
Total Pass Thru Securities (Cost$21,703,185)                                                                    21,576,178
                                                                                                              ------------
U.S. Treasury Obligations - 16.0%
U.S. Treasury Inflation-Indexed Bond                                  3.375      1/15/2007      3,111,203        3,266,159
U.S. Treasury Inflation-Indexed Bond                                  0.875      4/15/2010        553,608          541,530
U.S. Treasury Note                                                    1.625      4/30/2005         30,000           29,972
U.S. Treasury Note                                                    6.750      5/15/2005        100,000          100,473
U.S. Treasury Note                                                    3.375      9/15/2009      2,380,000        2,306,648
U.S. Treasury Note                                                    4.250      8/15/2013         40,000           39,445
U.S. Treasury Note                                                    6.250      5/15/2030      1,722,000        2,068,947
                                                                                                              ------------
Total U.S. Treasury Obligations (Cost $8,353,701)                                                                8,353,174
                                                                                                              ------------
TOTAL BONDS AND NOTES (Cost $ 60,373,008)                                                                       60,009,427
                                                                                                              ------------

PURCHASED OPTIONS - 0.0%                                                                           Shares
                                                                                                   ------
US Treasury Note 4.00% Call , Strike Price 96.9375, 5/31/05                                         5,250            3,675
US Treasury Note 4.00% Put, Strike Price 95.328125, 6/7/05                                          5,800            5,336
                                                                                                              ------------
TOTAL PURCHASED OPTIONS (Cost $13,544)                                                                               9,011
                                                                                                              ------------
SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agency - 0.2%
FNMA Discount Note + (Cost $ 99,911)                                  2.550      4/13/2005        100,000           99,911
                                                                                                              ------------
INVESTMENT OF CASH COLLATERAL - 17.3%
BlackRock Cash Strategies L.L.C. * (Cost $9,018,745 )                                           9,018,745        9,018,745
                                                                                                              ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 69,505,208)                                                              69,137,094
                                                                                                              ------------
AFFILIATED INVESTMENTS - 0.3%
Dreyfus Institutional Preferred Plus Money Market Fund ++ (Cost $ 149,623)                        149,623          149,623
                                                                                                              ------------
TOTAL INVESTMENTS - 132.6% (Cost $69,654,831)                                                                   69,286,717
Liabilities in Excess of Other Assets - (32.6%)                                                                (17,011,586)
                                                                                                              ------------
NET ASSETS - 100.0%                                                                                             52,275,131
                                                                                                              =============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a)  Variable Rate Security; rate indicated as of 3/31/05.
(b)  Zero coupon security.
+    Denotes all or part of security segregated as collateral.
* Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.
++   Affiliated institutional money market fund.

At March 31, 2005 the Fund held the following futures contracts:

                Contract                                   Expiration        Underlying Face     Unrealized
                                             Position         Date           Amount at Value     Gain/(Loss)
------------------------------------------------------------------------------------------------------------
U.S. 10 Year Treasury Note (7 Contracts)       Short        6/30/2005          1,948,078           20,301
U.S. 5 Year Treasury Note (18 Contracts)       Short        6/30/2005            774,047            9,152
U.S. Long Bond-CBT (18 Contracts)               Long        6/30/2005            224,063          (32,377)
                                                                                                  -------
                                                                                                   (2,924)
                                                                                                  =======

At March 31, 2005, the Fund held the following open swap contracts:

           Description                                Expiration Date       Notional Amount         Value
---------------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated                      3/20/2010             512,000 USD           ($808)
1/12/05 to receive 0.40% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market of Viacom, Inc., 6.625% due
5/15/11, only upon a credit event by
Viacom, Inc.

Agreement with Citigroup, dated 2/9/05                  3/20/2015             270,000 USD         ($4,664)
to pay 0.53% per year times the notional
amount. The Portfolio receives payment
of the notional amount times the
difference between the par value and the
then-market of Washington Mutual, Inc.,
4.000% due 1/15/09, only upon a credit
event by Washington Mutual, Inc.
                                                                                                  -------
                                                                          Total Swap Value        ($5,472)
                                                                                                  =======

            Standish Mellon Opportunistic Emerging Markets Debt Fund
                   Schedule of Investments - December 31, 2004

Security Description                                                 Rate        Maturity       Par Value        Value
------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 109.5%
BONDS AND NOTES - 92.2%
Corporate -  9.5%
Consumer Goods - 0.4%
Argentine Beverages Finance 144A                                     7.375        3/22/2012     $ 30,000        $ 29,250

Energy - 9.5%
Morgan Stanley Bank AG for OAO Gazprom 144A                          9.625         3/1/2013       75,000          85,688
Pemex Project Funding Master Trust                                   7.375       12/15/2014      120,000         128,400
Pemex Project Funding Master Trust                                   8.625         2/1/2022      155,000         175,693
Pemex Project Funding Master Trust 144A (a)                          3.790        6/15/2010       95,000          96,900
Petroliam Nasional Berhad 144A                                       7.750        8/15/2015      140,000         165,544
                                                                                                             -----------
                                                                                                                 652,225
                                                                                                             -----------
Total Corporate (Cost $685,847)                                                                                  681,475
                                                                                                             -----------
Sovereign Bonds - 76.2%
Argentina Bonos (a)                                                  2.008         8/3/2012      280,000         236,320
Banco Nacional de Comercio Exterior SNC 144A                         3.875        1/21/2009      140,000         132,650
Dominican Republic 144A                                              9.500        9/27/2006       60,000          55,500
Dominican Republic 144A                                              9.500        9/27/2006       60,000          55,500
Egyptian Note 144A                                                   0.000        5/15/2005       55,000          55,242
Nigeria Promissory Notes Series RC                                   5.092         1/5/2010      220,000          68,200
Republic of Argentina                                                2.000         1/3/2010      170,000          92,684
Republic of Argentina                                                12.250       6/19/2018       84,900          25,470
Republic of Argentina                                                6.000        3/31/2023      590,000         342,200
Republic of Brazil                                                   14.500      10/15/2009       55,000          69,080
Republic of Brazil                                                   14.500      10/15/2009       20,000          25,120
Republic of Brazil                                                   11.000       1/11/2012      100,000         113,000
Republic of Brazil                                                   8.750         2/4/2025       90,000          84,150
Republic of Brazil                                                   10.125       5/15/2027       75,000          78,750
Republic of Brazil                                                   10.125       5/15/2027      100,000         105,000
Republic of Brazil                                                   11.000       8/17/2040      300,000         333,450
Republic of Brazil (a)                                               3.125        4/15/2012      278,359         261,309
Republic of Colombia                                                 9.750        4/23/2009       45,000          49,275
Republic of Colombia                                                 10.500        7/9/2010       65,000          72,150
Republic of Colombia                                                 10.750       1/15/2013       30,000          33,525
Republic of Colombia                                                 8.125        5/21/2024       50,000          45,475
Republic of Ecuador                                                  8.000        8/15/2030       55,000          49,225
Republic of Ecuador 144A                                             12.000      11/15/2012       40,000          40,100
Republic of El Salvador 144A                                         8.500        7/25/2011       20,000          22,600
Republic of Indonesia 144A                                           6.750        3/10/2014       25,000          24,750
Republic of Panama                                                   8.875        9/30/2027      120,000         129,000
Republic of Peru                                                     9.875         2/6/2015       20,000          23,100
Republic of Peru                                                     4.500         3/7/2017       44,550          41,543
Republic of Peru                                                     8.750       11/21/2033       25,000          26,000
Republic of Philippines                                              9.375        1/18/2017      170,000         179,350
Republic of Philippines                                              10.625       3/16/2025      100,000         107,625
Republic of South Africa                                             9.125        5/19/2009      145,000         165,300
Republic of Turkey                                                   10.500       1/13/2008       40,000          44,700
Republic of Turkey                                                   11.750       6/15/2010      135,000         162,338
Republic of Turkey                                                   9.000        6/30/2011       20,000          21,800
Republic of Turkey                                                   11.500       1/23/2012       80,000          97,600
Republic of Turkey                                                   7.375         2/5/2025       25,000          23,625
Republic of Turkey                                                   11.870       1/15/2030       43,000          57,620
Republic of Turkey                                                   11.875       1/15/2030       15,000          19,913
Republic of Turkey                                                   8.000        2/14/2034       45,000          44,213
Republic of Venezuela                                                5.375         8/7/2010      100,000          89,000
Republic of Venezuela                                                9.250        9/15/2027      160,000         158,800
Republic of Venezuela (a)                                            3.090        4/20/2011      150,000         132,750
Russian Federation                                                   12.750       6/24/2028       60,000          98,250
Russian Federation                                                   5.000        3/31/2030      565,000         580,538

Russian Ministry of Finance                                          3.000        5/14/2008       80,000          73,300
Serbian Government                                                   3.750       11/15/2024      105,000          85,050
Ukraine Government Senior Notes                                      11.000       3/15/2007       48,536          51,994
United Mexican States                                                9.875         2/1/2010      140,000         166,390
United Mexican States                                                7.500        1/14/2012       50,000          55,050
United Mexican States                                                6.375        1/16/2013       55,000          56,925
United Mexican States                                                6.625         3/3/2015       65,000          67,600
United Mexican States                                                8.125       12/30/2019       55,000          63,030
United Mexican States                                                7.500         4/8/2033       64,000          67,840
United Mexican States                                                6.750        9/27/2034      110,000         107,140
                                                                                                             -----------
Total Sovereign Bonds (Cost $5,406,465)                                                                        5,468,109
                                                                                                             -----------
Yankee Bonds - 6.5%
Braskem Sa                                                           12.500       11/5/2008       45,000          50,850
Naftogaz Ukrainy                                                     8.125        9/30/2009      100,000         102,500
Telefonos De Mexico, S.A. 144A                                       4.750        1/27/2010      130,000         126,474
VTB CAP (Vneshtorgbank) 144A                                         7.500       10/12/2011      180,000         184,950
                                                                                                             -----------
Total Yankee Bonds (Cost $482,672)                                                                               464,774
                                                                                                             -----------
TOTAL BONDS AND NOTES (Cost $6,574,984)                                                                        6,614,358
                                                                                                             -----------
SHORT TERM INVESTMENTS - 0.3%
U.S. Government - 0.3%
U.s. Treasury Bill + (Cost $24,856)                                  2.735        6/16/2005       25,000          24,858

INVESTMENT OF CASH COLLATERAL - 17.0%                                                           Shares
                                                                                               ---------
BlackRock Cash Strategies L.L.C.**  (Cost $ 1,218,090)                                         1,218,090       1,218,090
                                                                                                             -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 7,817,930)                                                              7,857,306
                                                                                                             -----------
AFFILIATED INVESTMENTS  - 1.3%
Dreyfus Institutional Preferred Plus Money Market Fund ++ (Cost $96,001)                          96,001          96,001
                                                                                                             -----------
TOTAL INVESTMENTS - 110.8% (Cost $7,913,931)                                                                   7,953,307
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8%)                                                                 (775,006)
                                                                                                             -----------
NET ASSETS - 100.0%                                                                                          $ 7,178,301
                                                                                                             ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a)  Variable Rate Security; rate indicated as of 3/31/05.
+    Rate noted is yield to maturity
** Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.
++   Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                                     Local                                                  USD
                                                   Principal      Contract Value         Value at        Amount to       Unrealized
Contracts to Receive                                 Amount            Date           March 31, 2005      Deliver        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                       415,000         1/17/2006           $ 139,425       $ 134,697          $ 4,728
Brazilian Real                                       420,000         2/22/2006             139,456         143,296           (3,840)
Ukranian Hryvna                                      765,000         5/31/2005             144,798         145,368             (570)
                                                                                      ----------------------------------------------
Total                                                                                    $ 423,679       $ 423,361          $   318
                                                                                      ==============================================

                                                     Local                                                  USD
                                                   Principal      Contract Value         Value at        Amount to       Unrealized
Contracts to Deliver                                 Amount            Date           March 31, 2005      Deliver        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                       275,000         2/22/2006            $ 91,310        $ 89,518         $ (1,792)
                                                                                      ----------------------------------------------
Total                                                                                     $ 91,310        $ 89,518         $ (1,792)
                                                                                      ==============================================

At March 31, 2005, the Fund held the following open swap contracts:

                                                    Expiration       Notional
Description                                            Date           Amount              Value
---------------------------------------------------------------------------------------------------
Agreement with Bear Stearns, dated                  12/20/2005      275,000 USD            $(1,256)
12/08/04 to pay 1.05% per year times the
notional amount. The Portfolio receives
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated                       1/20/2006      219,330 USD             (4,351)
1/12/05 to pay 0.59% per year times
the notional amount. The Portfolio
receives payment of the notional amount
times the difference between the par
value and the then-market value of
Republic of Colombia, 10.375% due
1/28/33, only upon a credit event by
Republic of Colombia.

Agreement with Bear Stearns, dated                  12/20/2007      275,000 USD              1,321
12/08/04 to receive 2.05% per
year times the notional amount.
The Portfolio makes payment of the
notional amount times the difference
between the par value and the
then-market value of Republic of Turkey,
11.875% due 1/15/30, only upon a credit
event by Republic of Turkey.

Agreement with JPMorgan, dated 1/12/05               1/20/2008      219,330 USD               (215)
to receive 2.02% per year times the
notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Republic of
Colombia, 10.375% due 1/28/33, only upon
a credit event by Republic of Colombia.

Agreement with Bear Stearns, dated                  11/19/2009      110,000 USD             (1,622)
11/17/04 to receive the notional amount
multiplied 3.90700% and to pay the
notional amount multiplied by the 3
month LIBOR.

Agreement with Bear Stearns, dated                  12/20/2009      110,000 USD              3,252
11/17/04 to receive 2.84% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Ukraine Government,
7.65% due 6/11/13, only upon a credit
event by Ukraine Government.

Agreement with JPMorgan, dated 1/13/05                1/2/2015    1,617,426 MXN               (138)
to receive monthly the notional amount
multiplied by 10.41% and to pay monthly
the notional amount multiplied by the
Mexican Peso Floating Rate Option
(MXN-TIIE-Banxico).

Agreement with JPMorgan, dated 1/13/05               1/18/2015      305,000 USD                 79
to pay the notional amount multiplied by
4.59% and to receive the notional amount
multiplied by the 1 month LIBOR.
                                                                                           -------
Total Swap Value                                                                           $ 1,356
                                                                                           =======

              Standish Mellon Opportunistic High Yield Fund
                 Schedule of Investments - March 31, 2005

Security Description                                               Rate              Maturity        Par Value           Value
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 105.5%
BONDS AND NOTES - 92.8%
Convertible Corporate Bonds - 0.9%
Centerpoint Energy, Inc. 144A CVT                                 2.875             1/15/2024         $ 55,000         $   58,094
Royal Caribbean Cruises Step Up Notes CVT (a)                     0.000             5/18/2021           50,000             35,313
Xcel Energy, Inc. 144A CVT                                        7.500            11/21/2007           40,000             58,000
                                                                                                                       ----------
Total Covertible Corporate Bonds (Cost $118,227)                                                                          151,407
                                                                                                                       ----------
Corporate - 80.1%
Banking - 2.8%
Chevy Chase Bank FSB                                              6.875             12/1/2013          455,000            470,925
                                                                                                                       ----------
Basic Industry - 11.6%
Airgas, Inc.                                                      6.250             7/15/2014           25,000             24,938
Arch Western Finance                                              6.750              7/1/2013           55,000             55,275
Berry Plastics                                                   10.750             7/15/2012           55,000             62,013
Earle M Jorgenson Co.                                             9.750              6/1/2012          100,000            108,000
Equistar Chemicals LP/ Equistar Funding Corp.                    10.125              9/1/2008           90,000             99,450
Equistar Chemicals LP/Equistar Funding Corp.                     10.625              5/1/2011           15,000             16,838
Freeport-McMoRan Copper & Gold, Inc.                             10.125              2/1/2010           75,000             83,250
Freeport-McMoRan Copper & Gold, Inc.                              6.875              2/1/2014           70,000             68,950
Georgia-Pacific Corp.                                             7.375             7/15/2008          220,000            230,450
Georgia-Pacific Corp.                                             8.000             1/15/2024          225,000            250,875
KRATON Polymers LLC/Capital Corp. 144A                            8.125             1/15/2014           15,000             14,213
Lubrizol Corp.                                                    4.625             10/1/2009          150,000            147,762
Lyondell Chemical Co.                                             9.625              5/1/2007          100,000            107,250
Nalco Co.                                                         7.750            11/15/2011          175,000            182,000
Neenah Paper, Inc. 144A                                           7.375            11/15/2014           10,000              9,600
Nova Chemicals Corp.                                              6.500             1/15/2012           55,000             56,375
Peabody Energy Corp.                                              6.875             3/15/2013           40,000             41,200
PQ Corp. 144A                                                     7.500             2/15/2013           10,000              9,850
Steel Dynamics, Inc.                                              9.500             3/15/2009          100,000            107,750
Stone Container Corp.                                             8.375              7/1/2012          145,000            149,713
Westlake Chemical Corp.                                           8.750             7/15/2011          104,000            113,750
                                                                                                                       ----------
                                                                                                                        1,939,502
                                                                                                                       ----------
Capital Goods - 7.9%
Alliant Techsystems, Inc.                                         8.500             5/15/2011           50,000             53,000
Alliant Techsystems, Inc. 144A                                    2.750             2/15/2024           35,000             38,675
Crown Cork & Seal Co, Inc.                                        8.000             4/15/2023          150,000            144,750
Esterline Technologies Corp.                                      7.750             6/15/2013           70,000             72,800
L-3 Communications Corp.                                          7.625             6/15/2012           85,000             90,313
Leucadia National Corp.                                           7.000             8/15/2013           65,000             64,838
National Waterworks, Inc.                                        10.500             12/1/2012           55,000             61,188
Norcraft Finance Co.                                              9.000             11/1/2011           40,000             41,400
Owens-Brockway                                                    7.750             5/15/2011           55,000             57,613
Owens-Brockway Glass Container 144A                               6.750             12/1/2014           50,000             49,000
Owens-Illinois, Inc.                                              7.500             5/15/2010          210,000            216,300
Pinnacle Foods Holding                                            8.250             12/1/2013           85,000             72,675
Silgan Holdings, Inc.                                             6.750            11/15/2013           85,000             85,850
Solo Cup Co.                                                      8.500             2/15/2014           50,000             50,000
Texas Industries, Inc.                                           10.250             6/15/2011          110,000            124,575
Trinity Industries LE                                             6.500             3/15/2014          100,000             96,500
                                                                                                                       ----------
                                                                                                                        1,319,477
                                                                                                                       ----------

Consumer Cyclical - 2.3%
Domino's, Inc.                                                    8.250              7/1/2011           26,000             27,170
Friendly Ice Cream Corp.                                          8.375             6/15/2012           25,000             23,750
Keystone Automotive Operation                                     9.750             11/1/2013           40,000             40,200
Leslie's Poolmart 144A                                            7.750              2/1/2013           45,000             45,450
Mohegan Tribal Gaming Authority                                   8.000              4/1/2012           25,000             26,500
Russell Corp.                                                     9.250              5/1/2010          125,000            132,813
Scotts Co.                                                        6.625            11/15/2013           65,000             65,650
Visteon Corp.                                                     8.250              8/1/2010           15,000             14,250
                                                                                                                       ----------
                                                                                                                          375,783
                                                                                                                       ----------
Consumer Non-Cyclical - 6.7%
Altria Group, Inc.                                                7.000             11/4/2013           50,000             53,652
Chattem, Inc. (a)                                                 5.910              3/1/2010           50,000             51,000
Chattem, Inc.                                                     7.000              3/1/2014           60,000             60,300
Del Monte Corp.                                                   8.625            12/15/2012           65,000             70,363
Elizabeth Arden, Inc.                                             7.750             1/15/2014           40,000             41,200
Fisher Scientific International 144A                              6.750             8/15/2014           65,000             65,975
Ingles Markets, Inc.                                              8.875             12/1/2011           75,000             76,875
RJ Reynolds Tobacco Holdings, Inc.                                7.750             5/15/2006           65,000             67,356
Rite Aid Corp.                                                   12.500             9/15/2006          140,000            154,000
Rite Aid Corp.                                                    9.500             2/15/2011           75,000             79,500
Smithfield Foods, Inc.                                            7.750             5/15/2013           70,000             74,200
Standard Commercial Corp.                                         8.000             4/15/2012           50,000             57,500
Stater Brothers Holdings                                          8.125             6/15/2012          150,000            144,750
Stater Brothers Holdings (a)                                      6.510             6/15/2010          125,000            123,750
                                                                                                                       ----------
                                                                                                                        1,120,421
                                                                                                                       ----------
Energy - 9.1%
Amerigas Partners LP/Amerigas Eagle Finance Corp.                 8.875             5/20/2011          100,000            106,000
ANR Pipeline Co.                                                  7.375             2/15/2024          100,000            103,180
Dynegy Holdings, Inc. 144A                                        9.875             7/15/2010          150,000            160,688
El Paso Natural Gas Co.                                           8.625             1/15/2022          100,000            113,563
EL Paso Natural Gas Co.                                           7.500            11/15/2026          110,000            113,381
El Paso Production Holding Co.                                    7.750              6/1/2013           45,000             45,563
Enterprise Products Operating Lp                                  4.625            10/15/2009           60,000             58,552
Frontier Oil Corp.                                                6.625             10/1/2011           25,000             24,875
Newfield Exploration Corp.                                        6.625              9/1/2014          100,000            101,250
Premcor Refining Group, Inc.                                      9.500              2/1/2013           40,000             44,700
Southern Natural Gas Co.                                          8.875             3/15/2010           25,000             27,108
Tennessee Gas Pipeline Co.                                        8.375             6/15/2032           50,000             55,564
Tesoro Petroleum Corp.                                            8.000             4/15/2008           35,000             36,575
Transcontinental Gas Pipe Line Corp.                              8.875             7/15/2012          200,000            234,500
Williams Cos., Inc.                                               7.875              9/1/2021          275,000            299,750
                                                                                                                       ----------
                                                                                                                        1,525,249
                                                                                                                       ----------
Financial - 0.4%
Glencore Funding LLC 144A                                         6.000             4/15/2014           75,000             71,325
                                                                                                                       ----------
Industrial - 0.9%
Douglas Dynamics LLC 144A                                         7.750             1/15/2012          155,000            151,900
                                                                                                                       ----------
Media -  10.7%
American Media Operation, Inc.                                   10.250              5/1/2009           95,000             98,088
Cablevision Systems Corp. 144A (a)                                6.669              4/1/2009          200,000            212,000
Dex Media West LLC/Dex Media Finance Co.                          8.500             8/15/2010           85,000             90,738
DirecTV Holdings LLC                                              8.375             3/15/2013           86,000             93,095
Echostar DBS Corp.                                                5.750             10/1/2008           65,000             64,025
Entercom Radio LLC/Entercom Capital, Inc.                         7.625              3/1/2014           50,000             52,000
Entravision Communications Corp.                                  8.125             3/15/2009          100,000            104,250
Lamar Media Corp.                                                 7.250              1/1/2013           20,000             20,800
Nextel Communications, Inc.                                       6.875            10/31/2013           95,000             99,038
PX Escrow Corp.                                                   9.625              2/1/2006          330,000            264,000
Radio One, Inc.                                                   8.875              7/1/2011           75,000             80,250
RH Donnelley Finance Corp. 144A                                   8.875            12/15/2010          140,000            152,600
RH Donnelley Finance Corp. 144A                                  10.875            12/15/2012          135,000            155,588
Salem Communications Corp.                                        7.750            12/15/2010          130,000            134,713
Sinclair Broadcast Group, Inc.                                    4.875             7/15/2018           60,000             52,350
Spanish Broadcasting System                                       9.625             11/1/2009          100,000            104,750
                                                                                                                       ----------
                                                                                                                        1,778,285
                                                                                                                       ----------
Real Estate - 0.3%
BF Saul Reit                                                      7.500              3/1/2014           50,000             51,875
                                                                                                                       ----------

Services: Cyclical - 11.0%
American Casino & Entertainment Properties LLC                    7.850              2/1/2012           55,000             57,063
Ameristar Casinos, Inc.                                          10.750             2/15/2009          140,000            152,950
Chumash Casino & Resort Enterprises 144A                          9.000             7/15/2010          205,000            219,350
Cinemark USA, Inc.                                                9.000              2/1/2013           75,000             81,375
Continental Airlines, Inc.                                        8.307              4/2/2018           44,667             38,370
Corrections Corp. Of America                                      7.500              5/1/2011           30,000             30,375
Goodman Global Holdings 144A (a)                                  5.760             6/15/2012          125,000            123,750
Host Marriott LP 144A                                             3.250             4/15/2024           55,000             59,950
Isle of Capri Casinos                                             7.000              3/1/2014          175,000            173,250
Meristar Hospitality Operating Partnership LP                    10.500             6/15/2009          100,000            107,000
Mohegan Tribal Gaming                                             7.125             8/15/2014          225,000            225,563
Northwest Airlines Corp.                                          8.304              9/1/2010          141,753            116,757
Speedway Motorsports, Inc.                                        6.750              6/1/2013          150,000            151,500
Station Casinos, Inc.                                             6.000              4/1/2012          150,000            148,875
True Temper Sports, Inc.                                          8.375             9/15/2011           65,000             60,450
Turning Stone Casino Resort Enterprise 144A                       9.125            12/15/2010           95,000             98,681
                                                                                                                       ----------
                                                                                                                        1,845,259
                                                                                                                       ----------
Services: Non-Cyclical - 2.2%
Browning-Ferris Industries                                        9.250              5/1/2021           75,000             76,125
Coventry Health Care,Inc. 144A                                    5.875             1/15/2012           40,000             40,000
Kinetic Concepts, Inc.                                            7.375             5/15/2013           91,000             94,640
Medex, Inc.                                                       8.875             5/15/2013           20,000             22,600
Neighborcare, Inc.                                                6.875            11/15/2013           30,000             31,500
Tenet Healthcare Corp. 144A                                       9.250              2/1/2015          100,000             99,750
                                                                                                                       ----------
                                                                                                                          364,615
                                                                                                                       ----------
Telecommunications - 3.0%
AT&T Corp.                                                        9.750            11/15/2031           50,000             61,000
Consolidated Comm Holdings 144A                                   9.750              4/1/2012           90,000             95,400
Qwest Corp.                                                       7.200            11/10/2026          115,000            104,075
Qwest Corp. 144A                                                  7.875              9/1/2011          175,000            180,250
Rural Cellular Corp.                                              8.250             3/15/2012           50,000             51,000
                                                                                                                       ----------
                                                                                                                          491,725
                                                                                                                       ----------
Technology & Electronics- 2.4%
Communications & Power Industries, Inc.                           8.000              2/1/2012           25,000             25,375
Freescale Semiconductor Inc.                                      6.875             7/15/2011          270,000            277,763
Freescale Semiconductor, Inc. (a)                                 5.410             7/15/2009          100,000            102,625
                                                                                                                       ----------
                                                                                                                          405,763
                                                                                                                       ----------
Utilities - 8.8%
AES Corp.                                                         8.875             2/15/2011          123,000            133,148
AES Corp. 144A                                                    8.750             5/15/2013          160,000            174,400
DPL, Inc.                                                         6.875              9/1/2011          100,000            106,247
FPL Energy Wind Funding LLC 144A                                  6.876             6/27/2017           94,600             96,256
Monongahela Power                                                 6.700             6/15/2014           65,000             70,096
MSW Energy Holdings                                               7.375              9/1/2010           65,000             65,975
Nevada Power Co.                                                  6.500             4/15/2012          200,000            206,500
Northwestern Corp. 144A                                           5.875             11/1/2014           35,000             34,819
NRG Energy, Inc. 144A                                             8.000            12/15/2013           35,000             37,013
Reliant Energy Inc.                                               6.750            12/15/2014           20,000             18,650
Reliant Resources, Inc.                                           9.250             7/15/2010           55,000             58,850
TECO Energy, Inc.                                                 7.500             6/15/2010           50,000             53,250
Texas Genco LLC/Financing 144A                                    6.875            12/15/2014           50,000             50,125
Txu Corp. 144A                                                    4.800            11/15/2009          175,000            169,535
Txu Corp. 144A                                                    5.550            11/15/2014          205,000            194,506
                                                                                                                       ----------
                                                                                                                        1,469,370
                                                                                                                       ----------
Total Corporate (Cost $12,934,425)                                                                                     13,381,474
                                                                                                                       ----------
Municipal - 0.3%
South Carolina Tobacco Settlement Authority (Cost $44,760)        6.000             5/15/2022           50,000             50,626
                                                                                                                       ----------

Yankee Bonds - 8.3%
BCP Caylux Holdings Luxembourg SCA 144A                           9.625             6/15/2014           65,000             74,100
Bombardier, Inc. 144A                                             6.300              5/1/2014          100,000             84,000
Crown European Holdings SA                                        9.500              3/1/2011          175,000            192,063
Intelsat Bermuda Ltd. 144A                                        8.250             1/15/2013           85,000             85,850
Intelsat Bermuda Ltd. 144A (a)                                    7.805             1/15/2012           85,000             86,275
INVISTA 144A                                                      9.250              5/1/2012          230,000            253,000
Jean Coutu Group                                                  7.625              8/1/2012           45,000             45,900
JSG Funding PLC                                                   9.625             10/1/2012           50,000             53,750
Norampac, Inc.                                                    6.750              6/1/2013           45,000             45,788
Quebecor Media, Inc.                                             11.125             7/15/2011           95,000            104,975
Rogers Wireless, Inc.                                             8.000            12/15/2012           60,000             61,650
Rogers Wireless, Inc. (a)                                         6.135            12/15/2010           60,000             62,100
Royal Caribbean Cruises Ltd.                                      8.750              2/2/2011          110,000            124,988
Russel Metals, Inc.                                               6.375              3/1/2014           50,000             48,500
Stena AB                                                          7.500             11/1/2013           70,000             69,300
                                                                                                                       ----------
Total Yankee Bonds (Cost $1,338,640)                                                                                    1,392,239
                                                                                                                       ----------
Foreign Denominated - 3.2%
Euro - 3.2%
Culligan Finance Corp., BV 144A                                   8.000             10/1/2014  EUR      35,000             47,004
Hornbach Baumarkt AG 144A                                         6.125            11/15/2014           15,000             19,586
NTL Cable Plc 144A                                                8.750             4/15/2014          135,000            186,770
Remy Cointreau S.A. 144A                                          6.500              7/1/2010           40,000             54,950
Telenet Communications NV 144A                                    9.000            12/15/2013          100,000            144,180
Valentia Telecommunications Ltd.                                  7.250             8/15/2013           60,000             85,536
                                                                                                                       ----------
Total Foreign Denominated (Cost $471,239)                                                                                 538,026
                                                                                                                       ----------
TOTAL BONDS AND NOTES (COST $14,907,291)                                                                               15,513,772
                                                                                                                       ----------
CONVERTIBLE PREFERRED STOCKS - 4.5%                                                                     Shares
                                                                                                        ------
Fannie Mae 7.00% CVT Pfd                                                                                   300             16,594
Kansas City Southern 4.25% 144A CVT Pfd                                                                    160            112,200
Omnicare, Inc. 4.00% CVT Pfd                                                                               700             36,099
Sovereign Capital Trust II 4.375% CVT Pfd                                                                8,850            417,056
Tyco International Group SA 3.125% 144A CVT Pfd                                                        105,000            166,163
                                                                                                                       ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $ 677,500)                                                                       748,112
                                                                                                                       ----------
WARRANTS - 0.0%
McLeodUSA, Inc., 04/16/2007 ^ (Cost $ 28,425)                                                            3,291                 59
                                                                                                                       ----------
INVESTMENT OF CASH COLLATERAL - 8.2%
BlackRock Cash Strategies L.L.C. ** (Cost $ 1,369,490)                                                                  1,369,490
                                                                                                                       ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $ 16,982,706)                                                                     17,631,433
                                                                                                                       ----------
AFFILIATED INVESTMENTS - 0.8%
Dreyfus Institutional Preferred Plus Money Market Fund +
(Cost $ 1,382,836)                                                                                     132,836            132,836
                                                                                                                       ----------
TOTAL INVESTMENTS - 106.3% (Cost $18,365,542)                                                                          17,764,269
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3%)                                                                         (1,056,676)
                                                                                                                       ----------
NET ASSETS - 100.0%                                                                                                  $ 16,707,593
                                                                                                                     ============

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a)  Variable Rate Security; rate indicated as of 3/31/05.
** Money market fund exempt from registration under the Investment Company Acts of 1940 offered only to eligible investors.
+    Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contract:

                                                     Local                                                  USD
                                                   Principal      Contract Value         Value at        Amount to       Unrealized
Contracts to Deliver                                 Amount            Date           March 31, 2005      Receive           Gain
------------------------------------------------------------------------------------------------------------------------------------
Euro                                                 176,000         6/15/2005           $ 228,549       $ 237,352          $ 8,803
                                                                                      ----------------------------------------------
Total                                                                                    $ 228,549       $ 237,352          $ 8,803
                                                                                      ==============================================

At March 31, 2005, the Fund held the following open swap contracts:

Description                                                                 Expiration Date     Notional Amount         Value
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch, dated                                            6/20/2009          420,000 USD          $ 6,697
7/14/04 to receive 1.60% per year times
the notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Georgia Pacific
Corp., 8.125% due 5/15/11, only upon a
credit event by Georgia Pacific Corp.

Agreement with Citigroup, dated 1/19/05                                        3/20/2010          200,000 USD              977
to receive 0.99% per year times the
notional amount. The Portfolio makes
payment of the notional amount times the
difference between the par value and the
then-market value of Starwood Hotels &
Resorts Worldwide, Inc., 7.875% due
5/1/12, only upon a credit event by
Starwood Hotels & Resorts Worldwide,
Inc.

Agreement with Merrill Lynch, dated                                            6/20/2009          420,000 USD           (5,520)
7/14/04 to pay 0.77% per year times the
notional amount. The Portfolio receives
payment of the notional amount times the
difference between the par value and the
then-market value of Mead Westvaco
Corp., 6.85% due 4/01/12, only upon a
credit event by Mead Westvaco Corp.

Agreement with Citigroup, dated 1/19/05                                        3/20/2010          200,000 USD           (1,260)
to pay 0.53% per year times the notional
amount. The Portfolio receives payment
of the notional amount times the
difference between the par value and the
then-market value of Hilton Hotels
Corp., 7.625% due 12/1/12, only upon a
credit event by Hilton Hotels Corp.
                                                                                                                       -------
Total Swap Value                                                                                                       $   894
                                                                                                                       =======

Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     MELLON INSTITUTIONAL FUNDS
                                                     INVESTMENT TRUST

                                                     By: /s/ Steven M. Anderson
                                                         -----------------------
                                                         Steven M. Anderson
                                                         Treasurer

                                                     Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                     By: /s/ Steven M. Anderson
                                                         -----------------------
                                                         Steven M. Anderson
                                                         Treasurer

                                                     Date:  May 31, 2005


                                                     By: /s/ Patrick J. Sheppard
                                                         -----------------------
                                                         Patrick J. Sheppard
                                                         President

                                                     Date:  May 31, 2005